Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Feb. 21, 2026
Neuberger International Core Equity ETF
Prospectus [Line Items]
Trading Symbol	NBIE
Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Trading Symbol	NEPI